Financial Risk Management - Summary of Financial Liabilities by Maturity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	₩ 44,980	₩ 9,973		₩ 2,761
Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	44,410	9,723		2,535
Accrued Expenses
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	322	250		209
Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	248			₩ 17
Less Than Three months
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	43,112	6,628	₩ 2,132
Less Than Three months | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	42,790	6,378	1,923
Less Than Three months | Accrued Expenses
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	322	250	209
More Than One Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	141
More Than One Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	141
Three Months to One Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,727	3,345	629
Three Months to One Year | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,620	₩ 3,345	612
Three Months to One Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	₩ 107		₩ 17